Revenue and Expenses - Other Expenses (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)
Disclosure of transactions between related parties [line items]
Leases included in Other expenses	€ 89		€ 123	€ 1,071
Other external services	9,617		11,370	11,427
Taxes other than income tax	902		995	365
Change in trade provisions	860		974	785
Losses on disposal of fixed assets and changes in provisions for fixed assets	416		187	35
Goodwill impairment (Note 7)	519		206	350
Other operating expenses	468		589	366
Other expenses	12,871		14,444	14,399
Total	12,871		14,444	14,399
Increase (reduction) to tax expense due to decisions with tax authorities	(75)	R$ (436)	789	€ 789	R$ 3,386
Telefónica México
Disclosure of transactions between related parties [line items]
Losses on disposal of fixed assets and changes in provisions for fixed assets	€ 375		123
Other operating expenses			€ 167